Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash	$ 3,889	$ 27,481
Short term investment		3,074
Advances to suppliers	1,209	1,525
Due from related parties	481
Prepaid expenses and other current assets	292	264
Total current assets	5,871	32,344
Noncurrent assets:
Property and Equipment	282	123
Other noncurrent assets	910	361
Total noncurrent assets	1,192	484
Total assets	7,063	32,828
Current liabilities:
Accounts payable	9,586	3,379
Government grants		307
Accrued expenses	5,495	807
Other current liabilities	1,364	299
Total current liabilities	16,445	4,792
Total liabilities	16,445	4,792
Commitments and contingencies
Equity (deficit):
Ordinary shares ($0.0001 par value; 500,000,000 shares authorized; 22,530,702 shares and 23,184,612 shares issued and outstanding as of December 31, 2017 and 2018, respectively)	2	2
Additional paid-in capital	170,950	151,147
Accumulated deficit	(178,760)	(123,891)
Accumulated other comprehensive loss (gain)	42	(182)
Total BeyondSpring Inc. shareholders’ equity (deficit)	(7,766)	27,076
Noncontrolling interests	(1,616)	960
Total equity (deficit)	(9,382)	28,036
Total liabilities and equity (deficit)	$ 7,063	$ 32,828